PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2021
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Automobiles 8.8%
Tesla, Inc.*	106,301	$121,689,133
Entertainment 7.0%
Netflix, Inc.*	68,465	43,947,683
ROBLOX Corp. (Class A Stock)*	177,629	22,399,017
Sea Ltd. (Taiwan), ADR*	107,845	31,066,909
		97,413,609
Health Care Equipment & Supplies 2.1%
Align Technology, Inc.*	46,304	28,316,285
Hotels, Restaurants & Leisure 3.4%
Airbnb, Inc. (Class A Stock)*	270,103	46,603,572
Interactive Media & Services 12.0%
Alphabet, Inc. (Class A Stock)*	15,423	43,769,703
Alphabet, Inc. (Class C Stock)*	15,441	43,992,027
Match Group, Inc.*	218,866	28,450,391
Snap, Inc. (Class A Stock)*	543,699	25,885,509
ZoomInfo Technologies, Inc. (Class A Stock)*	397,281	24,512,238
		166,609,868
Internet & Direct Marketing Retail 9.7%
Amazon.com, Inc.*	31,315	109,823,897
MercadoLibre, Inc. (Argentina)*	20,025	23,797,910
		133,621,807
IT Services 17.0%
Adyen NV (Netherlands), 144A*	14,668	40,877,198
Mastercard, Inc. (Class A Stock)	60,180	18,951,886
Okta, Inc.*	120,634	25,964,056
Shopify, Inc. (Canada) (Class A Stock)*	55,206	84,011,939
Snowflake, Inc. (Class A Stock)*	66,744	22,702,971
Square, Inc. (Class A Stock)*	203,037	42,298,698
		234,806,748
Personal Products 3.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	129,852	43,119,954

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 3.0%
Eli Lilly & Co.	168,714	$41,847,821
Road & Rail 0.9%
Uber Technologies, Inc.*	336,920	12,802,960
Semiconductors & Semiconductor Equipment 6.6%
NVIDIA Corp.	279,466	91,318,310
Software 18.6%
Adobe, Inc.*	78,682	52,705,138
Atlassian Corp. PLC (Class A Stock)*	56,598	21,298,959
DocuSign, Inc.*	95,956	23,639,720
HubSpot, Inc.*	40,504	32,683,083
Microsoft Corp.	275,028	90,921,507
salesforce.com, Inc.*	126,395	36,017,519
		257,265,926
Textiles, Apparel & Luxury Goods 7.8%
Lululemon Athletica, Inc.*	74,672	33,931,703
LVMH Moet Hennessy Louis Vuitton SE (France)	62,915	48,971,245
NIKE, Inc. (Class B Stock)	147,655	24,989,132
		107,892,080

Total Long-Term Investments (cost $814,876,504)		1,383,308,073

Short-Term Investments 0.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,177,098	2,177,098
PGIM Institutional Money Market Fund(b)(wa)	33,560	33,537

Total Short-Term Investments (cost $2,210,552)		2,210,635

TOTAL INVESTMENTS 100.2% (cost $817,087,056)		1,385,518,708
Liabilities in excess of other assets (0.2)%		(2,107,748)

Net Assets 100.0%		$1,383,410,960

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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